Stockholders' equity	12 Months Ended
Dec. 31, 2017
Stockholders' equity
Stockholders' equity

Note 19—Stockholders’ equity

At December 31, 2017 and 2016, the Company had 2,672 million and 2,719 million authorized shares, respectively, of which 2,168 million and 2,215 million, respectively, were registered and issued.

At the Annual General Meeting of Shareholders (AGM) in April 2017, shareholders approved the proposal of the Board of Directors to distribute a total of 0.76 Swiss francs per share. The approved dividend distribution amounted to $1,622 million and was paid in April 2017. At the AGM in April 2016, shareholders approved the proposal of the Board of Directors to distribute a total of 0.74 Swiss francs per share to shareholders by way of a nominal value reduction (reduction in the par value of each share) from 0.86 Swiss francs to 0.12 Swiss francs. In July 2016, the nominal value reduction was registered in the commercial register of the canton of Zurich, Switzerland, and was paid. The Company recorded a reduction in Capital stock and an increase in Additional paid-in capital of $1,239 million and $15 million, respectively, and a reduction in Retained earnings of $402 million in relation to the nominal value reduction. At the AGM in April 2015, shareholders approved the proposals of the Board of Directors to distribute a total of 0.72 Swiss francs per share to shareholders, comprising of a dividend of 0.55 Swiss francs paid out of ABB Ltd’s capital contribution reserves and a distribution of 0.17 Swiss francs by way of a nominal value reduction from 1.03 Swiss francs to 0.86 Swiss francs. The approved dividend distribution amounted to $1,317 million and was paid in May 2015. The nominal value reduction was registered in July 2015 in the commercial register of the canton of Zurich, Switzerland, and was paid. The approved nominal value reduction was recorded as reductions to Capital stock and Additional paid-in capital of $285 million and $64 million, respectively, and a reduction in Retained earnings of $54 million.

Between September 2014 and September 2016, the Company executed a share buyback program for the purchase of up to $4 billion of its own shares and on September 30, 2016, announced that it had completed this program. Over the period of the share buyback, the Company purchased a total of 146.6 million shares (for approximately $3 billion) for cancellation and 24.7 million shares (for approximately $0.5 billion) to support its employee share programs. The shares acquired for cancellation were purchased through a separate trading line on the SIX Swiss Exchange (on which only the Company could purchase shares), while shares acquired for delivery under employee share programs were acquired through the ordinary trading line. In 2016, under the announced share buyback program, the Company purchased 60.4 million shares for cancellation and 4.9 million shares to support its employee share programs. These transactions resulted in an increase in Treasury stock of $1,280 million. In 2015, under the program, the Company purchased 60.2 million shares for cancellation and 13.1 million shares to support its employee share programs. These transactions resulted in an increase in Treasury stock of $1,501 million.

In the second quarter of 2017, the Company purchased on the open market an aggregate of 10 million of its own shares to be available for delivery under its employee share programs. These transactions resulted in an increase in Treasury stock of $251 million.

At the AGM in April 2017, shareholders approved the proposal of the Board of Directors to reduce the share capital of the Company by cancelling 46,595,000 treasury shares which were acquired under the $4 billion share buyback program. This cancellation was completed in July 2017, resulting in a decrease in Treasury stock of $953 million and a corresponding combined decrease in Capital stock, Additional paid-in capital and Retained earnings. At the AGM in April 2016, shareholders approved the proposal of the Board of Directors to reduce the share capital of the Company by cancelling 100,000,000 treasury shares which were acquired under the $4 billion share buyback program. This cancellation was completed in July 2016, resulting in a decrease in Treasury stock of $2,047 million and a corresponding combined decrease in Capital stock, Additional paid-in capital and Retained earnings.

Upon and in connection with each launch of the Company’s MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have exercised their WARs. At December 31, 2017, such call options representing 11.6 million shares and with strike prices ranging from 15.75 to 22.50 Swiss francs (weighted-average strike price of 21.02 Swiss francs) were held by the bank. The call options expire in periods ranging from May 2018 to August 2023. However, only 4.2 million of these instruments, with strike prices ranging from 15.75 to 21.50 Swiss francs (weighted-average strike price of 21.25 Swiss francs), could be exercised at December 31, 2017, under the terms of the agreement with the bank.

In addition to the above, at December 31, 2017, the Company had further outstanding obligations to deliver:

•          up to 1.8 million shares relating to the options granted under the 2012 launches of the MIP, with a weighted-average strike price of 16.24 Swiss francs, vested in May 2015 and expiring in May 2018,

•          up to 16.2 million shares relating to the options granted under the 2013 launch of the MIP, with a strike price of 21.50 Swiss francs, vested in May 2016 and expiring in May 2019,

•          up to 14.5 million shares relating to the options granted under the 2014 launch of the MIP, with a strike price of 21.00 Swiss francs, vested in August 2017 and expiring in August 2020,

•          up to 15.9 million shares relating to the options granted under the 2015 launch of the MIP, with a strike price of 19.50 Swiss francs, vesting in August 2018 and expiring in August 2021,

•          up to 15.4 million shares relating to the options granted under the 2016 launch of the MIP, with a strike price of 21.50 Swiss francs, vesting in August 2019 and expiring in August 2022,

•          up to 14.3 million shares relating to the options granted under the 2017 launch of the MIP, with a strike price of 22.50 Swiss francs, vesting in August 2020 and expiring in August 2023,

•          up to 3 million shares relating to the ESAP, vesting and expiring in October 2018,

•          up to 4 million shares to Eligible Participants under the 2017, 2016 and 2015 launches of the LTIP, vesting and expiring in June 2020, June 2019 and June 2018, respectively, and

•          less than 1 million shares in connection with certain other share-based payment arrangements with employees.

See Note 18 for a description of the above share-based payment arrangements.

In 2017, 2016 and 2015, the Company delivered 6.3 million, 8.9 million and 5.3 million shares, respectively, out of treasury stock, for options exercised in relation to the MIP. In addition, in 2017 and 2016 the Company delivered 2.8 million and 2.6 million shares from treasury stock under the ESAP. In 2015 the number of shares delivered under the ESAP was not significant.

Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd’s Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, prepared in accordance with Swiss law. At December 31, 2017, the total unconsolidated stockholders’ equity of ABB Ltd was 8,654 million Swiss francs ($8,855 million), including 260 million Swiss francs ($266 million) representing share capital, 9,029 million Swiss francs ($9,239 million) representing reserves and 635 million Swiss francs ($650 million) representing a reduction of equity for own shares (treasury stock). Of the reserves, 635 million Swiss francs ($650 million) relating to own shares and 52 million Swiss francs ($53 million) representing 20 percent of share capital, are restricted and not available for distribution.

In February 2018, the Company announced that a proposal will be put to the 2018 AGM for approval by the shareholders to distribute 0.78 Swiss francs per share to shareholders.